Real Estate Intangibles (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Number	Dec. 31, 2010 Number	Dec. 31, 2009
Assets
Other Finite-Lived Intangible Assets, Gross	$ 428,199	$ 258,079
Accumulated amortization	(148,380)	(49,145)
Net book value	279,819	208,934
Weighted-average amortization period in years	17.0	18.2
Liabilities
Real estate intangible liabilities, Gross	72,304	62,281
Accumulated amortization	(21,387)	(15,992)
Net book value	50,917	46,289
Weighted-average amortization period in years	12.3	14.0
Estimated aggregate amortization expense for acquired lease intangibles expected to be recognized
2012	85,656
2013	34,209
2014	17,136
2015	14,897
2016	17,801
Thereafter	110,120
Totals	279,819
Real Estate Intangible Amortization [Abstract]
Rental income related to above/below market tenant leases, net	3,340	3,829	2,670
Property operating expenses related to above/below market ground leases, net	(1,161)	(1,049)	(1,052)
Depreciation and amortization related to in place lease intangibles and lease commissions	(98,856)	(18,298)	(9,722)
Intangible Liability [Member]
Estimated aggregate amortization expense for acquired lease intangibles expected to be recognized
2012	6,108
2013	5,549
2014	5,169
2015	4,330
2016	4,129
Thereafter	25,632
Totals	50,917
In place lease intangibles [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	332,645	182,030
Above market tenant leases [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	35,973	24,089
Below market ground leases [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	51,316	46,992
Lease commissions [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	8,265	4,968
Below market tenant leases [Member]
Liabilities
Real estate intangible liabilities, Gross	67,284	57,261
Above market ground leases [Member]
Liabilities
Real estate intangible liabilities, Gross	$ 5,020	$ 5,020